Post-retirement benefits (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Post Retirement Benefits

	12.31.2017	12.31.2016
Medical benefits plan Brazil	31.8	41.5
Medical benefits plan subsidiaries abroad	4.3	4.5

Post-retirement benefits	36.1	46.0